Investment Strategy	Sep. 30, 2025
Sparkline Intangible Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in U.S.-listed equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.”
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e. intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of alternative data to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of the approximately largest 1,000 publicly listed U.S. securities (by market capitalization). The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments will primarily include common stocks and may include investments in Real Estate Investment Trusts (REITs). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser expects that Fund will have significant exposure to companies in the information technology sector.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Sparkline International Intangible Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in equity securities of publicly listed non-U.S. companies that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities of publicly listed non-U.S. companies, including common stocks and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of all publicly listed non-U.S. companies. In determining where a company is located, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market and legal organization. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments may include common stocks of small-, mid- and large- capitalization companies, Real Estate Investment Trusts (“REITs”), and depository receipts representing the common stock of non-U.S. companies listed outside their domicile country. Depositary receipts, including ADRs and GDRs are certificates evidencing ownership of securities of a foreign issuer. The certificates are issued by depositary banks and the underlying securities are held in trust by a custodian bank or similar institution. Depositary receipts may be purchased on securities exchanges or directly from dealers. In addition, the Fund may invest in China A-shares (equity securities of companies listed in China). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund will hold a meaningful amount of stocks in the technology, industrials, healthcare, and consumer discretionary sectors.
The Fund’s international investments may provide exposure to developed and/or emerging markets. The Sub-Adviser has designated the following countries or regions as developed market: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Sub-Adviser has designated the following countries as emerging: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. In determining a country to be a developed or emerging country, the Sub-Adviser may consider various factors, including but not limited to its economic development, its integration into the global financial system, and the classifications of independent organizations, such as the International Monetary Fund. To determine if a company is related to a developed or emerging market country, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market, and legal organization. The countries designated as developed or emerging markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities of publicly listed non-U.S. companies, including common stocks and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
Sparkline US Small Cap Intangible Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in U.S.-listed equity securities of small-cap companies that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities, including common stocks and real estate investment trusts (“REITs”), that satisfy the Sub-Adviser’s definition of value. For the purpose of this prospectus, the Sub-Adviser considers small-cap companies to be either (a) companies smaller than the approximately 1,000 largest publicly-listed U.S. companies (by market capitalization) or (b) companies representing the bottom 10% of the market capitalization of all U.S.-listed companies.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of U.S.-listed equity securities of small-cap companies. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments will primarily include common stocks of small-capitalization companies and may include investments in REITs. Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates the Fund will hold a meaningful amount of stocks in the technology, industrials, communications, healthcare, and consumer discretionary sectors.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities, including common stocks and real estate investment trusts (“REITs”), that satisfy the Sub-Adviser’s definition of value.
Sparkline Emerging Markets Intangible Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in equity securities of publicly-listed companies related to emerging markets that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities economically tied to emerging market countries, including common stocks, real estate investment trusts (“REITs”), and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
For the purposes of this prospectus, the definition of an emerging market country shall be determined by the Sub-Adviser. As of the date of this Prospectus, the Sub-Adviser has designated the following countries as emerging: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. In determining a country to be an emerging country, the Sub-Adviser may consider various factors, including but not limited to its economic development, its integration into the global financial system, and the classifications of independent organizations, such as the International Monetary Fund. To determine if a company is related to an emerging market country, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market, and legal organization. The countries designated as emerging markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of all publicly listed non-U.S. companies. In determining were a company is located, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market and legal organization. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments may include common stocks of small-, mid- and large- capitalization companies, REITs, and depository receipts representing the stock of non-U.S. companies listed outside their domicile country. The Fund may also invest in China A-shares (equity securities of companies listed in China). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund will hold a meaningful amount of stocks in the technology, communications, financials, energy and consumer discretionary sectors.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities economically tied to emerging market countries, including common stocks, real estate investment trusts (“REITs”), and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.